NOTE 11. Summary of current portion of long-term borrowings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Note 11. Summary Of Current Portion Of Long-term Borrowings Details
Long-term bank loans, current portion, Weighted Average Interest Rate	6.77%
Total, Weighted-average interest rate	6.77%
Long-term bank loans, current portion, Maturities	February 2015 to August 2015	February 2015 to August 2015
Short-term bank loans	$ 2,451
Total	$ 2,451